ADVANCED SERIES TRUST

AST J.P. Morgan Strategic Opportunities Portfolio

Supplement dated October 7, 2020 to the

Currently Effective Prospectus

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) for the AST J.P. Morgan Strategic Opportunities Portfolio (the Portfolio) and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Prospectus.

The Board of Trustees (the Board) of the Trust, on behalf of the Portfolio, recently approved: (i) changing the Portfolio's name;

(ii)changing the Portfolio's principal investment strategies; (iii) changing the Portfolio's secondary benchmark index; (iv) merging the AST Goldman Sachs Multi-Asset Portfolio (the Target Portfolio) into the Portfolio (the Reorganization), subject to Target Portfolio shareholder approval of the Reorganization; and (v) amending the investment management agreement and subadvisory agreement for the Portfolio to reflect reduced contractual management and subadvisory fee rates for the Portfolio. The Reorganization and the fee rate reductions are contingent on Target Portfolio shareholder approval of the Reorganization.

The Portfolio will continue, under normal circumstances, to maintain a strategic allocation of approximately 60% of net assets to fixed income and 40% of net assets to equity securities, but the Portfolio will have increased flexibility to allocate among market sectors within the fixed income allocation, and the equity allocation will be designated as a global equity allocation (rather than the current specific allocations to US and foreign). The Portfolio will no longer have a strategic allocation to alternative investment strategies (but it may still use such strategies tactically). The Portfolio's benchmark will be revised to reflect these changes. The changes to the Portfolio's investment strategy will implemented over time and are expected to be fully implemented on or before February 22, 2021.

In addition, if the Reorganization is approved, the management fee payable by the Portfolio will be reduced as follows, effective as of the date of the Reorganization:

	Current Management Fee Schedule	Revised Management Fee Schedule
AST J.P. Morgan Strategic	0.8325% of average daily net assets to	0.7825% of average daily net assets to
Opportunities Portfolio	$300 million;	$300 million;
	0.8225% on next $200 million of average	0.7725% on next $200 million of
	daily net assets;	average daily net assets;
	0.8125% on next $250 million of average	0.7625% on next $250 million of
	daily net assets;	average daily net assets;
	0.8025% on next $2.5 billion of average	0.7525% on next $2.5 billion of average
	daily net assets;	daily net assets;
	0.7925% on next $2.75 billion of average	0.7425% on next $2.75 billion of
	daily net assets;	average daily net assets;
	0.7625% on next $4 billion of average	0.7125% on next $4 billion of average
	daily net assets; and	daily net assets; and
	0.7425% over $10 billion of average	0.6925% over $10 billion of average
	daily net assets	daily net assets

To reflect the name, investment strategy and benchmark changes noted above, the Prospectus relating to the Portfolio is hereby revised as follows, effective February 22, 2021:

I.All references in the Prospectus to "AST J.P. Morgan Strategic Opportunities Portfolio" are hereby changed to "AST J.P. Morgan Tactical Preservation Portfolio."

II.The description of the Portfolio's principal investment strategies in the "SUMMARY: AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE" section of the Prospectus is hereby deleted and replaced with the description set forth below:

Principal Investment Strategies. The Portfolio utilizes a variety of diversifying asset classes and investment styles. Under normal circumstances, the Portfolio will maintain a strategic allocation of approximately 40% of net assets in global equity securities and approximately 60% of net assets in fixed income securities. Depending on market conditions, under normal circumstances, the global equity exposure may range between 20-50% of net assets, and the fixed income allocation may range between 40-80% of net assets.

The Portfolio may invest in a wide range of asset classes, including US and non-US fixed income, high yield bonds, convertible bonds, emerging markets bonds, US and non-US equities, emerging markets equities, and real estate investment trusts (REITs) domiciled in and outside of the US. The allocation to these asset classes will vary depending on the tactical views of the Portfolio's subadviser, J.P. Morgan Investment Management, Inc.

The Portfolio's allocation to global equity securities may be obtained through (i) the purchase of "physical securities" (e.g., common stocks, bonds); (ii) the use of derivatives (e.g., option and futures contracts on indices or securities); and/or (iii) the purchase of underlying exchange-traded funds (ETFs). In implementing its asset allocation strategy, the Portfolio allocates assets to various underlying investment sleeves or implementation vehicles.

The Portfolio's strategic asset allocation is designed to account for the liquidity needs of the Portfolio throughout market cycles. The liquidity profile of the Portfolio may cause temporary deviations from the strategic asset allocation due to redemptions in the Portfolio or other circumstances relevant to the Portfolio's overall investment process.

III.The third and fourth paragraph under "Past Performance" in the "SUMMARY: AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE" section of the Prospectus is hereby deleted and replaced with the following:

The table also demonstrates how the Portfolio's average annual returns compare to the returns of a custom blended index which consists of the Barclays US Aggregate Bond Index (60%) and the MSCI World Index (40%). PGIM Investments LLC and AST Investment Services, Inc. determined the weight of each index comprising the blended index.

Note: Prior to February 22, 2021, the Portfolio's custom blended index consisted of the Russell 3000 Index (27%), Bloomberg Barclays US Aggregate Bond Index (50%), MSCI Europe, Australasia and the Far East (EAFE) Index (GD) (13%) and FTSE 3-Month US Treasury Bill Index (10%). For periods from February 22, 2021, and thereafter, the Portfolio's custom blended index consists of the Barclays US Aggregate Bond Index (60%) and the MSCI World Index (40%), because the Manager believes this index composition provides a more appropriate basis for performance comparisons.

IV. The index table under "Past Performance" in the "SUMMARY: AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE" section of the Prospectus is hereby deleted and replaced with the table and information set forth below:

Index	1 Year*	5 Years*	10 Years*
S&P 500 Index	31.46%	11.69%	13.55%
(reflects no deduction for fees, expenses or taxes)
Blended Index (prior to 2/22/21)	15.71%	5.63%	6.51%
(reflects no deduction for fees, expenses or taxes)
Blended Index (effective 2/22/21)	16.48%	5.72%	6.48%
(reflects no deduction for fees, expenses or taxes)
*Information as of December 31, 2019.

V.The section of the Prospectus entitled "MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST – AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO – Principal Investment Policies" is hereby deleted and replaced with the information set forth below:

The Portfolio utilizes a variety of diversifying asset classes and investment styles. Under normal circumstances, the Portfolio will maintain a strategic allocation of approximately 40% of net assets in global equity securities and approximately 60% of net assets in fixed income securities. Depending on market conditions, under normal circumstances, the global equity exposure may range between 20-50% of net assets, and the fixed income allocation may range between 40-80% of net assets.

The Portfolio may invest in a wide range of asset classes, including US and non-US fixed income, high yield bonds, convertible bonds, emerging markets bonds, US and non-US equities, emerging markets equities, and real estate investment trusts (REITs) domiciled in and outside of the US. The allocation to these asset classes will vary depending on the tactical views of the Portfolio's subadviser, J.P. Morgan Investment Management, Inc.

The Portfolio's allocation to global equity securities may be obtained through (i) the purchase of "physical securities" (e.g., common stocks, bonds); (ii) the use of derivatives (e.g., option and futures contracts on indices or securities); and/or (iii) the purchase of underlying exchange-traded funds (ETFs). In implementing its asset allocation strategy, the Portfolio allocates assets to various underlying investment sleeves or implementation vehicles.

The Portfolio's strategic asset allocation is designed to account for the liquidity needs of the Portfolio throughout market cycles. The liquidity profile of the Portfolio may cause temporary deviations from the strategic asset allocation due to redemptions in the Portfolio or other circumstances relevant to the Portfolio's overall investment process.

The Portfolio may engage in active and frequent trading of portfolio securities to try to achieve its investment objective.

VI. The following replaces the information in the "GLOSSARY: PORTFOLIO INDEXES" section of the Prospectus relating to the Portfolio:

AST J.P. Morgan Tactical Preservation Blended Index. Prior to February 22, 2021, the Blended Index consisted of the Russell 3000 Index (27%), Bloomberg Barclays US Aggregate Bond Index (50%), MSCI Europe, Australasia and the Far East (EAFE) Index (GD) (13%) and FTSE 3-Month US Treasury Bill Index (10%). For periods from February 22, 2021, and thereafter, the Blended Index consists of the Barclays US Aggregate Bond Index (60%) and the MSCI World Index (40%). These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

157SUP1